Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following assets and liabilities of the consolidated VIE are included in the accompanying consolidated financial statements of the Company as of December 31, 2018 and 2017.

	December 31, 2018	December 31, 2017

Current assets	$6,415,138	$16,760,444
Non-current assets	35,102,432	36,352,228
Total assets	$41,517,570	$53,112,672

Current liabilities	$(13,724,904)	$(21,695,054)
Non-current liabilities	(2,053,512)	(2,086,086)
Total liabilities	$(15,778,416)	$(23,781,140)

Property Plant And Equipment Useful Life [Table Text Block]	The estimated useful lives for significant property and equipment are as follows:

Buildings	20 years
Machinery and equipment	5 - 10 years
Transportation equipment	4 - 5 years
Office equipment	4 - 5 years
Electronic equipment	3 - 5 years

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The estimated useful lives of the Company’s intangible assets are as follows:

Estimated Useful Life

Goodwill	Indefinite
Licenses and permit	Indefinite
Software	5 - 10 years
Land use right	50 years
Patents	10 years

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]
The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2018		December 31, 2017		December 31, 2016
US$:RMB exchange rate	Period End	$0.1513	Period End	$0.1537	Period End	$0.1440
	Average	$0.1454	Average	$0.1478	Average	$0.1506